Fair Value of Financial Instruments - Fair Value of Financial Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	$ 13,023	$ 162,260
Total marketable securities	264,184	146,902	$ 126,449	$ 0
Total financial assets	277,207	309,162		306,097
Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	5,670	155,367
Total marketable securities				306,097
Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	1,996
Total marketable securities	7,440	51,497
U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	7,353	4,897
Total marketable securities	68,492
U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	105,675	28,398
Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	82,577	67,007
Quoted prices in active markets (Level 1)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	5,670	155,367
Total marketable securities	0	0
Total financial assets	5,670	155,367		306,097
Quoted prices in active markets (Level 1) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	5,670	155,367
Total marketable securities				$ 306,097
Quoted prices in active markets (Level 1) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Total marketable securities	0	0
Quoted prices in active markets (Level 1) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Total marketable securities	0
Quoted prices in active markets (Level 1) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	0	0
Quoted prices in active markets (Level 1) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	0	0
Significant other observable inputs (Level 2)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	7,353	6,893
Total marketable securities	264,184	146,902
Total financial assets	271,537	153,795
Significant other observable inputs (Level 2) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Significant other observable inputs (Level 2) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	1,996
Total marketable securities	7,440	51,497
Significant other observable inputs (Level 2) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	7,353	4,897
Total marketable securities	68,492
Significant other observable inputs (Level 2) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	105,675	28,398
Significant other observable inputs (Level 2) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	82,577	67,007
Significant unobservable inputs (Level 3)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Total marketable securities	0	0
Total financial assets	0	0
Significant unobservable inputs (Level 3) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Significant unobservable inputs (Level 3) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Total marketable securities	0	0
Significant unobservable inputs (Level 3) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	0	0
Total marketable securities	0
Significant unobservable inputs (Level 3) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	0	0
Significant unobservable inputs (Level 3) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total marketable securities	$ 0	$ 0